Granite Value Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Granite Value Fund (the “Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Granite Value Fund Granite Value Fund USD ($)
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	2.00%
Fee for redemptions paid by wire	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Granite Value Fund Granite Value Fund
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.87%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.88%
Fee Waiver/Expense Reimbursement	(1.52%)
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement	1.36%	[1]
[1]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2018, so that the Total Annual Fund Operating Expenses do not exceed 1.35%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired fund fees and expense”). The Adviser may be entitled to recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) fiscal years, less any reimbursement previously paid, provided total expenses do not exceed the limitation in place at the time the waiver/reimbursement occurred. This waiver can be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one-year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Granite Value Fund | Granite Value Fund | USD ($)	138	748	1,384	3,095

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
The Granite Value Fund invests primarily in mid- to large-capitalization equity securities of U.S. and foreign companies. Granite Investment Advisors, LLC (the “Adviser”) generally selects equity securities of companies believed by the Adviser to be undervalued.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock). The Fund also may invest in foreign companies and will do so through depositary receipts, which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security.

The Adviser applies a disciplined approach to equity selection. The Adviser begins with a universe of companies with market capitalizations greater than $2.5 billion and screens for companies with above average or improving profitability selling at below average valuations. The Adviser next applies a fundamental analysis in which it assesses a company’s competitive position, analyzes financial statements, and interviews company management, customers and competitors. The Adviser next applies a valuation analysis in which it determines the fair value of a company using a discounted free cash flow model. Finally, the Adviser will purchase stocks in companies that it believes are significantly undervalued.

The Fund will target to hold approximately 40 positions although the Adviser may, depending on market conditions, increase or decrease this target number of positions. The Adviser attempts to diversify exposure across various market sectors. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) for the purpose of gaining exposure to certain markets or sectors.

The Adviser will typically sell securities that it believes are fully valued, that no longer support the thesis upon which their purchase was based, and when its research generates a better portfolio idea.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.
  Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
  Risks of Foreign Securities. Depositary receipts representing foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country related risks including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility.
  Risks of Medium Capitalization Companies. The Fund may invest in the stocks of medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies may be more volatile than larger companies. Medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.
  Currency Risk: Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
  Risks of Value Investing. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Under certain market conditions, value investing may not perform as well as other investment styles.
  Risks of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.
  Risks of Convertible Securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.
  Risks of ETFs/Other Investment Companies. When the Fund invests in other mutual funds, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.
  Sector Risks. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific, market, or economic developments. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
  Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.
An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Annual Total Return (years ended December 31)

Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 10.42% Worst Quarter: 3rd Quarter, 2015, (10.70)%
Average Annual Total Returns - Granite Value Fund	One Year	Five Years	Since Inception	Inception Date
Granite Value Fund	11.94%	8.45%	8.58%	Dec. 22, 2011
Granite Value Fund | Return After Taxes on Distributions	11.05%	7.85%	7.98%	Dec. 22, 2011
Granite Value Fund | Return After Taxes on Distributions and Sale of Fund Shares	7.50%	6.64%	6.75%	Dec. 22, 2011
S&P 500 Index (reflects no deductions for fees, expenses and taxes)	11.96%	14.66%	14.66%	Dec. 22, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 442-9893.